Derivatives and Fair Value of Financial Instruments (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 257,868
Restricted cash	24,704
Senior and ship mortgage notes, net of discount	(973,940)
Significant Other Observable Inputs (Level 2)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Capital lease obligations, including current portion	(25,112)
Long term debt, including current portion	(324,071)
Loan receivable from affiliated company	35,000
Due from affiliated companies long term	57,701
Total
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents	257,868
Restricted cash	24,704
Senior and ship mortgage notes, net of discount	(973,940)
Capital lease obligations, including current portion	(25,112)
Long term debt, including current portion	(324,071)
Loan receivable from affiliated company	35,000
Due from affiliated companies long term	$ 57,701